Above / Below market acquired charters	12 Months Ended
Dec. 31, 2022
Above Below Market Acquired Charters
Above / Below market acquired charters

6. Above / Below market acquired charters

During the year ended December 31, 2022, the Partnership acquired the M/V Manzanillo Express with time charter attached to the vessel, with time charter daily rate being at market rate for equivalent time charter prevailing at the time of acquisition (Note 5). As a result, no above / below market acquired charter was recognized.

During the year ended December 31, 2021, the Partnership acquired the LNG/C Aristos I, the LNG/C Aristidis I, the LNG/C Attalos and the LNG/C Adamastos with time charters attached to the vessels, with time charters daily rates being above the market rates for equivalent time charters prevailing at the time of acquisitions (Note 5). During the year ended December 31, 2021, the Partnership acquired the LNG/C Aristarchos, the LNG/C Asklipios, the M/V Long Beach Express, the M/V Seattle Express and the M/V Fos Express with time charters attached to the vessels with time charters daily rates being below the market rates for equivalent time charters prevailing at the time of acquisitions (Note 5). The fair value of the time charters attached to the vessels representing the difference between the time charters rates at which the vessels were fixed and the market rates for comparable charters as determined by reference to market data on the acquisition dates were recorded as “Above market acquired charters” under other non-current assets or “Below market acquired charters” under long-term liabilities in the consolidated balance sheet as of the acquisition dates respectively. The fair values of the time charters attached were determined using Level 2 inputs being market values on the acquisition dates (Note 8).

Above and below market acquired time charters are amortized or accreted using the straight-line method over the remaining period of the time charters acquired as a reduction or addition to time charter revenues. For the years ended December 31, 2022 and 2021 such amortization to time charter revenues for the above market acquired time charters amounted to $16,285 and $9,949, respectively. For the years ended December 31, 2022 and 2021 such accretion to time charter revenues for the below market acquired time charters amounted to $4,275 and $2,662, respectively.

The following table presents an analysis of above / below market acquired charters:

	Above market acquired charters	Below market acquired charters
Carrying amount as at January 1, 2021	$34,579	$—
Additions	23,975	(17,305)
(Amortization) / accretion	(9,949)	2,662
Carrying amount as at December 31, 2021	$48,605	$(14,643)
(Amortization) / accretion	(16,285)	4,275
Carrying amount as at December 31, 2022	$32,320	$(10,368)

As of December 31, 2022, the remaining carrying amount of unamortized above / below market acquired time charters will be amortized / accreted in future years as follows:

For the year ending December 31,	Above market acquired charters	Below market acquired charters
2023	$15,407	$(4,275)
2024	11,301	(4,287)
2025	3,935	(1,806)
2026	1,677	—
Total	$32,320	$(10,368)